Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP-58-1533433-004 [BSSP]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment [Table Text Block]

BELLSOUTH SAVINGS AND SECURITY PLAN
EIN 58-1533433, PLAN NO. 004
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
(Dollars in Thousands)

Identity of Issue	Interest Rate	Maturity Date	Number of Shares/Units	Current Value
Common Stocks
* AT&T INC			7,958,265	$197,683

Mutual Funds or Exchange-Traded Funds
* DREYFUS GOVT CAS MGMT INST 289		12/31/2075	2,475,436	2,476

U.S. Index Stock Funds
* BARCLAYS GLOBAL INVS N A INVT			2,520,362	368,449
* BLACKROCK RUSSELL 1000 INDEX FUND			5,078,174	479,575
* EXTENDED EQUITY MARKET FUND F			692,299	93,984
* BGI US EQUITY MARKET FUND F			236,569	61,440
Total U.S. Index Stock Funds				1,003,448

International Index Stock Fund
* BGI MSCI ACWI EX-US INDEX			2,332,426	108,881

Asset Allocation Funds
* LIFEPATH 2065 FUND			87,682	1,829
* LIFEPATH 2060 FUND			22,696	661
* LIFEPATH INDEX 2055 FUND			29,571	1,476
* LIFEPATH INDEX 2050 FUND			336,041	12,709
* LIFEPATH INDEX 2045 FUND			2,005,120	88,368
* LIFEPATH INDEX 2040 FUND			4,873,970	216,790
* LIFEPATH INDEX 2035 FUND			5,373,411	203,120
* LIFEPATH INDEX 2030 FUND			3,442,812	126,580
* LIFEPATH INDEX RETIREMENT FUND			5,574,267	167,184
Total Asset Allocation Funds				818,717

* Notes Receivable from Participants	4.25% - 10.50%			45,737

Total				$2,176,942

* Party-in-Interest